Income taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [abstract]
Income taxes
24.   Income taxes

The components of income tax expense are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2020	2019

Current income tax expense	$30	$1,659
Deferred income tax expense (recovery)	(1,032)	299
Income tax expense (recovery)	$(1,002)	$1,958

The Company’s effective rate of income tax differs from the statutory rate of 26.5% as follows:

	Year ended	Year ended
	December 31,	December 31,
	2020	2019

Tax recovery at statutory rates	$(8,233)	$(8,555)
Mexican mining royalty	(587)	128
Impact of foreign tax rates	(230)	(388)
Non-deductible expenses	2,610	2,741
Losses not recognized	5,438	8,032
Income tax expense (recovery)	$(1,002)	$1,958

The Company’s net deferred tax asset relates to the U.S. alternative minimum tax credits available:

	December 31,	December 31,
	2020	2019

Alternative minimum tax credits	$-	$343
Provisions and reserves	-	2,101
Net operating losses	6,792	4,230
Total deferred tax assets	6,792	6,674
Property, plant and equipment	(6,792)	(6,331)
Net deferred tax assets	$-	$343

The Company’s net deferred tax liability relates to the Mexican mining royalty and arises principally from the following:

	December 31,	December 31,
	2020	2019

Property, plant and equipment	$850	$851
Other	-	329
Total deferred tax liabilities	850	1,180
Provisions and reserves	(391)	(430)
Net deferred tax liabilities	$459	$750

Deferred income taxes have not been recognized in respect of the following deductible temporary differences, as management does not consider their utilization to be probable for the foreseeable future:

	December 31,	December 31,
	2020	2019

Property, plant and equipment	$18,360	$19,288
Mexican tax losses (expiring in 2023 - 2030)	37,897	25,599
Canadian tax losses (expiring in 2027 - 2040)	23,999	19,051
U.S. tax losses (expiring in 2021 - 2038)	31,956	31,956
U.S. tax losses (no expiry)	21,953	20,779
Provisions and other	49,959	29,207
Deferred Mexican mining royalty	459	750
	$184,583	$146,630